Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 107,835,000	$ 127,149,000	$ 130,023,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for probable loan losses	27,959,000	17,318,000	22,812,000
Specific reserve, other real estate owned	1,776,000	9,806,000	657,000
Accretion of time deposit discounts		(11,000)	(14,000)
Depreciation of bank premises and equipment	26,756,000	34,935,000	35,395,000
Gain on sale of bank premises and equipment	(538,000)	(361,000)	(22,000)
Loss (gain) on sale of other real estate owned	488,000	(738,000)	(266,000)
Accretion of investment securities discounts	(3,195,000)	(2,081,000)	(1,693,000)
Amortization of investment securities premiums	30,501,000	18,362,000	13,211,000
Investment securities transactions, net	(38,446,000)	(17,285,000)	(33,209,000)
Impairment charges on available for sale securities	1,039,000	977,000	8,416,000
Accretion of junior subordinated debenture discounts		9,000	35,000
Amortization of identified intangible assets	4,651,000	5,293,000	5,284,000
Stock based compensation expense	474,000	387,000	534,000
Earnings from affiliates and other investments	(9,892,000)	(11,633,000)	(15,023,000)
Deferred tax expense (benefit)	7,923,000	(2,299,000)	(3,532,000)
Decrease in accrued interest receivable	968,000	3,658,000	6,071,000
(Increase) decrease in other assets	(5,392,000)	2,303,000	7,824,000
Increase (decrease) in other liabilities	7,106,000	(4,966,000)	1,652,000
Net cash provided by operating activities	160,013,000	180,823,000	178,155,000
Investing activities:
Proceeds from maturities of securities	1,125,000	1,425,000	4,423,000
Proceeds from sales and calls of available for sale securities	1,382,231,000	1,102,849,000	1,149,021,000
Purchases of available for sale securities	(3,081,034,000)	(2,231,330,000)	(2,666,596,000)
Principal collected on mortgage backed securities	1,294,197,000	999,419,000	1,085,817,000
Net decrease in loans	170,072,000	306,915,000	164,241,000
Purchases of other investments	(4,228,000)	(11,941,000)	(7,438,000)
(Contributions) distributions from other investments	(7,410,000)	33,320,000	20,910,000
Purchases of bank premises and equipment	(62,030,000)	(20,393,000)	(15,953,000)
Proceeds from sales of bank premises and equipment	7,575,000	1,719,000	2,005,000
Proceeds from sales of other real estate owned	38,766,000	25,324,000	8,362,000
Purchase of identified intangible asset	(280,000)	(174,000)	(235,000)
Net cash (used in) provided by investing activities	(261,016,000)	207,133,000	(255,443,000)
Financing activities:
Net increase in non-interest bearing demand deposits	538,732,000	287,942,000	122,277,000
Net increase in savings and interest bearing demand deposits	159,458,000	184,851,000	260,290,000
Net (decrease) increase in time deposits	(357,069,000)	(126,248,000)	38,998,000
Net decrease in securities sold under repurchase agreements	(218,950,000)	(84,641,000)	(8,547,000)
Other borrowed funds, net	254,866,000	(532,619,000)	(320,845,000)
Repayment of long-term debt		(10,400,000)
Purchase of treasury stock	(1,716,000)	(6,435,000)	(6,949,000)
Redemption of Series A preferred shares	(216,000,000)
Proceeds from stock transactions	51,000	113,000	484,000
Payments of cash dividends - common	(26,894,000)	(25,648,000)	(24,444,000)
Payments of cash dividends - preferred	(10,260,000)	(10,800,000)	(10,800,000)
Net cash provided by (used in) financing activities	122,218,000	(323,885,000)	50,464,000
Increase (decrease) in cash and cash equivalents	21,215,000	64,071,000	(26,824,000)
Cash and cash equivalents at beginning of year	261,885,000	197,814,000	224,638,000
Cash and cash equivalents at end of year	283,100,000	261,885,000	197,814,000
Supplemental cash flow information:
Interest paid	77,431,000	97,699,000	116,037,000
Income taxes paid	36,303,000	60,922,000	78,435,000
Non-cash investing and financing activities:
Purchases of available-for-sale securities not yet settled		72,538,000	160,216,000
Net transfers from loans to other real estate owned	54,441,000	32,005,000	59,429,000
Accrued dividends, preferred shares		$ 1,350,000	$ 1,350,000